Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of debt instruments and DFI
This portfolio is composed of debt instruments and DFI as shown below:

Notional Amounts	Euros	U.S. $
( in thousands of each Currency )
Debt	(650,000)	(5,424,910)
DFI
Interest Rate Swaps		733,750
Cross-currency Swaps	650,000	(1,254,259)
figures not audited

Details of Interest Rate Sensitivity
Interest rate and currency DFIs
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves			PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
in thousands U.S. dollars
CHF	2,539	(2,348)	192	2,404
Euro	86,317	(72,484)	13,833	69,048
Pound Sterling	5,059	(4,752)	307	4,426
Yen	6,488	(2,784)	3,704	5,404
Peso	24,523	743	25,266	20,770
UDI	16,463	(13,326)	3,137	12,754
U.S. dollar	1,113,697	239,182	1,352,879	497,419
		figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments
Interest rate and currency DFIs
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				PEMEX Curves
	Sensitivity	Sensitivity	Sensitivity	VaR 95%	Sensitivity
Currency	Debt	DFIs	Net	Net	Debt
in thousands U.S. dollars
CHF	(12,121)	12,082	(39)	(24)	(11,763)
Euro	(198,642)	140,860	(57,782)	(29,721)	(174,649)
Pound Sterling	(12,636)	12,586	(50)	(50)	(11,533)
Yen	(16,990)	9,021	(7,969)	(4,756)	(15,349)
Peso	(119,360)	(21,478)	(140,838)	(113,622)	(111,585)
UDI	(23,230)	23,230	0	0	(19,745)
figures not audited

Details of Current and Potential Exposures and Aggregated By Credit Rating
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A+	(72,209)	742,962	854,567	475,113	339,170	131,657	—
A	(130,249)	522,461	612,378	578,755	178,066	165,637	—
A-	(27,245)	136,227	8,981	—	—	—	—
BBB+	30,782	1,466,768	2,061,585	2,182,363	2,260,625	1,163,814	628,498
BBB	11,789	17,647	17,870	—	—	—	—
BBB-	(96,518)	132,334	290,902	266,888	228,173	164,372	—
						Figures not audited

Details of Notional Amounts of Investments in Domestic Currency and Organized By the Credit Ratings of the Issuances
PEMEX also faces credit risk derived from its investments. As of December 31, 2019, the notional amounts of investments in domestic currency, organized by the credit ratings of the issuances, were as follows:

Credit rating of issuances*	Notional amount
mxAAA	Ps.	100,368
Figures not audited

*	Minimum S&P, Moody’s and Fitch credit rating in National Credit Rating Scale.

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2019
(1)

	Year of expected maturity date
	2020		2021		2022		2023		2024		2025 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	52,874,594	Ps.	36,474,941	Ps.	36,288,484	Ps.	51,814,555	Ps.	24,377,105	Ps.	959,097,000	Ps.	1,160,926,679	Ps.	1,233,260,685
Average interest rate (%)														6.2535%
Fixed rate (Japanese yen)		—		—		—		5,202,000		—		13,848,692		19,050,692		17,812,094
Average interest rate (%)														1.3483%
Fixed rate (pound sterling)		—		—		8,725,102		—		—		11,157,892		19,882,994		21,733,929
Average interest rate (%)														5.7247%
Fixed rate (pesos)		10,009,595		20,004,204		1,999,293		—		57,381,081		30,985,764		120,379,937		114,148,170
Average interest rate (%)														7.4867%
Fixed rate (UDIs)		5,137,194		4,183,481		—		—		—		32,067,846		41,388,521		37,209,163
Average interest rate (%)														4.0514%
Fixed rate (euros)		27,490,652		36,993,461		33,752,122		29,564,507		26,321,684		136,705,664		290,828,090		314,159,720
Average interest rate (%)														3.7095%
Fixed rate (Swiss francs)		11,669,169		2,920,578		—		7,081,249		—		—		21,670,996		22,167,273
Average interest rate (%)														1.6996%

Total fixed rate debt		107,181,204		100,576,665		80,765,001		93,662,311		108,079,870		1,183,862,858		1,674,127,909		1,760,491,034

Variable rate (U.S. dollars)		37,129,938		14,165,499		23,671,360		10,931,702		53,275,137		14,051,426		153,225,062		153,747,749
Variable rate (Japanese yen)		11,097,600		—		—		—		—		—		11,097,600		11,112,957
Variable rate (euros)		983,647		—		—		13,734,663		—		—		14,718,310		14,969,735
Variable rate (pesos)		55,384,990		8,456,465		8,435,081		6,991,763		10,600,586		6,989,516		96,858,401		96,135,647

Total variable rate debt		104,596,175		22,621,964		32,106,441		31,658,128		63,875,723		21,040,942		275,899,373		275,966,088

Total debt	Ps.	211,777,379	Ps.	123,198,629	Ps.	112,871,442	Ps.	125,320,439	Ps.	171,955,593	Ps.	1,204,903,800	Ps.	1,950,027,282	Ps.	2,036,457,122

Note: Numbers may not total due to rounding.

(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596= 1.00 Swiss franc.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2018
(1)

	Year of expected maturity date
	2019		2020		2021		2022		2023		2024 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps	53,962,520	Ps	40,098,959	Ps	94,686,304	Ps	83,674,076	Ps	91,790,092	Ps	827,719,134	Ps	1,191,931,085	Ps.	1,084,252,622
Average interest rate (%)														5.8927%
Fixed rate (Japanese yen)		—		—		—		—		5,379,000		14,317,126		19,696,126		16,603,524
Average interest rate (%)														1.3484%
Fixed rate (pound sterling)		—		—		—		8,763,410		—		11,205,575		19,968,985		20,257,139
Average interest rate (%)														5.7248%
Fixed rate (pesos)		—		10,017,084		20,257,747		1,999,192		—		88,324,131		120,598,154		101,639,764
Average interest rate (%)														7.4872%
Fixed rate (UDIs)		19,386,459		4,999,710		4,066,182		—		—		31,275,418		59,727,769		51,079,974
Average interest rate (%)														2.7362%
Fixed rate (euros)		21,466,509		29,215,492		39,343,306		35,884,701		31,437,421		173,348,554		330,695,983		325,772,611
Average interest rate (%)														3.7123%
Fixed rate (Swiss francs)		5,991,035		11,966,770		3,001,116		—		7,264,850		—		28,223,771		27,916,889
Average interest rate (%)														1.8697%

Total fixed rate debt		100,806,523		96,298,015		161,354,655		130,321,379		135,871,363		1,146,189,938		1,770,841,873		1,627,522,522

Variable rate (U.S. dollars)		23,231,281		63,823,350		14,517,807		32,878,778		11,136,784		17,616,801		163,204,801		169,873,202
Variable rate (Japanese yen)		—		11,475,200		—		—		—		—		11,475,200		11,264,120
Variable rate (euros)		—		—		—		—		14,601,014		—		14,601,014		16,093,157
Variable rate (pesos)		34,322,574		18,352,215		8,456,465		8,407,405		6,968,237		12,220,826		88,727,722		88,624,217

Total variable rate debt		57,553,855		93,650,765		22,974,272		41,286,183		32,706,035		29,837,627		278,008,737		285,854,697

Total debt	Ps.	158,360,378	Ps.	189,948,780	Ps.	184,328,927	Ps.	171,607,562	Ps.	168,577,398	Ps.	1,176,027,565	Ps.	2,048,850,610	Ps.	1,913,377,218

Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00; Ps. 0.17930 = 1.00 Japanese yen; Ps. 25.0878 = 1.00 pound sterling; Ps. 6.226631 = 1.00 UDI; Ps. 22.5054 = 1.00 euro; and Ps. 19.9762 = 1.00 Swiss franc.

Summary of Quantitative Disclosure of Cash Flow's Maturities
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for
Purposes Other than Trading as of December 31, 2019(
1) (2)

	Year of expected maturity date
	2020		2021		2022		2023		2024		2025 Thereafter		Total Notional Amount		Fair Value (3)
Hedging instruments (2) (4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps.	4,505,751	Ps.	4,463,405	Ps.	4,352,614	Ps.	4,219,019	Ps.	3,133,015	Ps.	2,308,537	Ps.	22,982,341	Ps.	(99,231)
Average pay rate		3.20%		3.22%		3.25%		3.37%		3.68%		4.13%		n.a.		n.a.
Average receive rate		3.00%		2.80%		2.94%		3.17%		3.67%		4.36%		n.a.		n.a.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars		27,352,677		35,146,769		33,626,604		43,975,261		25,095,682		141,792,559		306,989,551		(6,129,828)
Receive Japanese yen / Pay U.S. dollars		12,419,108		—		—		4,548,319		—		—		16,967,427		(1,087,602)
Receive pounds sterling / Pay U.S. dollars		—		—		9,204,373		—		—		11,149,951		20,354,324		516,780
Receive UDI/ Pay pesos		7,292,520		3,000,000		—		—		—		27,450,032		37,742,553		3,116,439
Receive Swiss francs/ Pay U.S. dollars		10,999,144		2,851,895		—		6,878,498		—		—		20,729,537		797,159
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		13,881,133		13,881,133		123,244
Buy Call, Sell Call and Sell Put on euros		—		36,978,146		—		—		26,412,961		41,732,479		105,123,586		360,731
Sell Call on pound sterling		—		—		—		—		—		11,242,387		11,242,387		(81,137)
Sell Call on Swiss francs		—		—		—		7,116,252		—		—		7,116,252		(74,535)
Sell Call on Euros		—		—		12,678,221		13,734,740		—		40,147,701		66,560,662		(1,223,283)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452= U.S. $1.00 and Ps. 21.1537 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for
Purposes Other than Trading as of December 31, 2018
(1) (2)

	Year of expected maturity date
	2019		2020		2021		2022		2023		2024 Thereafter		Total Notional Amount		Fair Value(3)
Hedging instruments(2)(4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps.	4,692,574	Ps.	4,706,039	Ps.	4,661,811	Ps.	4,546,095	Ps.	4,406,561	Ps.	5,683,437	PS.	28,696,517	Ps.	644,746
Average pay rate		3.18%		3.20%		3.22%		3.25%		3.37%		3.74%		N.A.		N.A.
Average receive rate		4.22%		4.07%		3.94%		4.08%		4.40%		5.25%		N.A.		N.A.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars		20,782,857		28,568,548		36,709,101		35,121,361		45,930,033		175,091,781		342,203,681		5,495,541
Receive Japanese yen/ Pay U.S. dollars		—		12,971,158		—		—		4,750,499		—		17,721,657		(1,112,629)
Receive pounds sterling/ Pay U.S. dollars		—		—		—		9,819,995		—		11,645,585		21,465,580		(297,318)
Receive UDI/ Pay pesos		23,740,341		7,292,520		3,000,000		—		—		27,450,032		61,482,893		(4,392,093)
Receive Swiss francs/ Pay U.S. dollars		6,466,978		11,488,074		2,978,666		—		7,184,259		—		28,117,977		486,310
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		14,355,685		14,355,685		222,491
Buy Call, Sell Call and Sell Put on euros		—		—		39,497,823		13,542,111		14,670,620		99,308,812		167,019,366		165,458
Sell Call on pound sterling		—		—		—		—		—		11,296,695		11,296,695		(232,636)
Sell Call on Swiss francs		—		—		—		—		7,315,424		—		7,315,424		(183,093)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00 and Ps. 22.5054 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2019 and 2018 (DFIs are not included):

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2019
(1)

		Year of expected maturity date
	Total Carrying Value	2020	2021	2022	2023	2024	2025 Thereafter	Total
Financial Liabilities
Suppliers	208,034,407	208,034,407	—	—	—	—	—	208,034,407
Accounts and accrued expenses Payable	26,055,151	26,055,151	—	—	—	—	—	26,055,151
Leases	68,148,627	11,424,336	9,982,471	9,507,408	9,493,269	9,361,805	62,776,808	112,546,097
Debt	1,983,174,088	312,757,186	222,227,670	205,355,068	213,879,603	254,613,606	2,104,560,030	3,313,393,163

Total	2,285,412,273	558,271,080	232,210,141	214,862,476	223,372,872	263,975,411	2,167,336,838	3,660,028,818
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596= 1.00 Swiss Franc.

Financial Liabilities Interest and Principal Cash Flow’s Maturities as of December 31, 2018
(1)

		Year of expected maturity date
	Total Carrying Value	2019	2020	2021	2022	2023	2024 Thereafter	Total
Financial Liabilities
Suppliers	149,842,712	149,842,712	—	—	—	—	—	149,842,712
Accounts and accrued expenses Payable	24,917,669	24,917,669	—	—	—	—	—	24,917,669
Debt	2,082,286,116	263,380,210	290,101,037	275,601,994	253,943,698	244,198,663	1,918,608,927	3,245,834,529

Total	2,257,046,497	438,140,591	290,101,037	275,601,994	253,943,698	244,198,663	1,918,608,927	3,420,594,910
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00; Ps. 0.17930 = 1.00 Japanese yen; Ps. 25.0878 = 1.00 pound sterling; Ps. 6.226631 = 1.00 UDI; Ps. 22.5054 = 1.00 euro; and Ps. 19.9762 = 1.00 Swiss Franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges

		December 31, 2019		December 31, 2018
		Notional	Fair	Notional	Fair
DFI	POSITION	Amount	Value	Amount	Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	11,189,338	(79,096)	14,147,084	228,909
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	11,024,442	(9,181)	13,433,579	420,029
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	37,742,553	3,116,439	37,742,553	(237,428)
Cross-currency swaps	PEMEX pays fixed in pesos and receives notional in UDI.	—	—	23,740,341	(4,154,665)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	12,419,108	(1,403,975)	12,971,158	(1,532,612)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,548,319	316,373	4,750,499	419,983
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	14,432,394	(523,552)	15,073,938	(122,974)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	292,557,157	(5,606,276)	327,129,743	5,618,515
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in pound sterling.	9,204,373	526,632	9,819,995	(2,573)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in pound sterling.	11,149,951	(9,852)	11,645,585	(294,745)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	20,729,537	797,159	28,117,976	486,310
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	13,881,133	123,244	14,355,685	222,491
Currency Options	PEMEX Buy Call, Sell Call and Sell Put on euro	105,123,586	360,731	95,923,285	2,708,534
Currency Options	PEMEX Sell Call on pound sterling	11,242,387	(81,137)	11,296,695	(232,636)
Currency Options	PEMEX Sell Call on CHF	7,116,252	(74,535)	7,315,424	(183,093)
Currency Options	PEMEX Sell Call on euro	66,560,662	(1,223,283)	71,096,081	(2,543,075)
Natural gas swaps	PEMEX receives fixed.	—	—	(3,669)	136
Natural gas swaps	PEMEX receives floating.	—	—	3,622	(94)
Natural gas options	PEMEX Long Call.	—	—	989	4
Natural gas options	PEMEX Short Call.	—	—	(989)	(4)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	768,561	(10,954)	1,115,854	(4,192)
Subtotal			(3,781,263)		796,821

	December 31, 2019		December 31, 2018
DFI	Volume (MMb)	Fair Value	Volume (MMb)	Fair Value
Crude Oil Options	85.05	(1,372,577)	111.68	5,690,212

		December 31, 2019		December 31, 2018
DFI	Market	Volume (MMb)	Fair value	Volume (MMb)	Fair value
Futures	Exchange traded	2.4	Ps.(124,835)	2.6	Ps. 441,954
Petroleum Products Swaps	Exchange traded	4.3	Ps.(318,410)	4.9	Ps. 760,603
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2019 and 2018:

	Derivatives assets Fair value
	December 31, 2019		December 31, 2018
Derivatives not designated as hedging instruments
Crude oil options	Ps.	—	Ps.	5,690,212
Currency options		559,751		2,931,025
Natural gas options		—		4
Cross-currency swaps		10,936,579		13,111,838
Natural gas swaps		—		260
Interest rate swaps		—		648,938
Others		—		—

Total derivatives not designated as hedging instruments		11,496,330		22,382,277

Total assets	Ps.	11,496,330	Ps.	22,382,277

	Derivatives liabilities Fair value
	December 31, 2019		December 31, 2018
Derivatives not designated as hedging instruments
Forwards	Ps.	—	Ps.	—
Crude oil options		(1,372,577)		—
Currency options		(75,776)		—
Natural gas options		—		(4)
Cross-currency swaps		(15,102,586)		(15,890,830)
Natural gas swaps		—		(218)
Interest rate swaps		(99,232)		(4,193)
Others		—		—

Total derivatives not designated as hedging instruments		(16,650,171)		(15,895,245)

Total liabilities	Ps.	(16,650,171)	Ps.	(15,895,245)

Net total	Ps.	(5,153,841)	Ps.	6,487,032

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2019, 2018 and 2017, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2019		December 31, 2018		December 31, 2017
Embedded derivatives	Ps.	4,751,897	Ps.	(3,142,662)	Ps.	—
Forwards		—		2,007,393		(1,976,241)
Futures		(1,460,990)		374,112		(779,950)
Crude oil options		(2,762,358)		2,329,051		(3,771,604)
Currency options		(2,447,050)		(2,210,301)		5,255,931
Natural gas options		49		185		673
Cross-currency swaps		(16,019,238)		(21,902,567)		27,747,290
Natural gas swaps		2		117		1,780
Interest rate swaps		(574,338)		286,059		(34,306)
Others		—		—		(1,105,249)

Total	Ps.	(18,512,026)	Ps.	(22,258,613)	Ps.	25,338,324